Earnings per share (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2023 INR (₨) shares
Earnings per share [line items]
Profit	₨ (784,958)	$ (9,171)	₨ 168,939	₨ 674,522
Weighted average number of ordinary shares outstanding	373,167,257	373,167,257	183,033,950	182,803,189
Number of outstanding share option	1,341,682	1,341,682	6,329,187